MFS(R) Total Return Fund

                      Supplement to the Current Prospectus

Effective immediately the Portfolio Managers section of the Prospectus is hereby restated as follows:

Portfolio Managers

Information regarding the portfolio managers of the fund is set forth below.

Portfolio Managers                   Primary Role           Since    Title and Five Year History
William J. Adams                    Debt Securities          2004    Senior  Vice  President  of MFS;  employed  in the
                                   Portfolio Manager                 investment management area of MFS since 1997.

William P. Douglas                  Mortgage Backed          2004    Vice President of MFS;  employed in the investment
                                    Debt Securities                  management  area of MFS since 2004. Vice President
                                   Portfolio Manager                 and  Senior   Mortgage   Analyst   at   Wellington
                                                                     Management Company, LLP from 1994 to 2004.

Kenneth J. Enright             Multi-Cap Value Equities      1999    Senior  Vice  President  of MFS;  employed  in the
                                   Portfolio Manager                 investment management area of MFS since 1986.

Steven R. Gorham               Large-Cap Value Equities      2002    Senior  Vice  President  of MFS;  employed  in the
                                   Portfolio Manager                 investment management area of MFS since 1992.

Alan T. Langsner               Multi-Cap Value Equities      2004    Vice President of MFS;  employed in the investment
                                   Portfolio Manager                 management area of MFS since 1999.

Constantinos G. Mokas                Mid-Cap Value           1998    Senior  Vice  President  of MFS;  employed  in the
                                   Portfolio Manager                 investment management area of MFS since 1990.

Michael W. Roberge                  Debt Securities          2002    Executive Vice  President of MFS;  employed in the
                                   Portfolio Manager                 investment management area of MFS since 1996.

Brooks Taylor                    Lead/Large-Cap Value        2004    Senior  Vice  President  of MFS;  employed  in the
                              Equities Portfolio Manager             investment management area of MFS since 1996.


                   The date of this Supplement is May 1, 2005.